INCOME AND SOCIAL CONTRIBUTION TAXES (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax loss carryforwards	R$ 987	R$ 807	R$ 401
Provisions for contingencies	602	542	538
Impairment on investments	56	244	640
Fair value of derivative financial instruments (PUT SAAG)	229	216	182
Post-employment obligations	1,852	1,981	2,168
Estimated credit losses	319	315	256
Others	665	150	138
Total	4,710	4,255	4,323
Deferred tax liabilities
Funding cost	(9)	(5)
Deemed cost	(156)	(219)	(225)
Fair value of assets acquired in business combination	(456)	(466)	(486)
Borrowing costs capitalized	(170)	(165)	(169)
Taxes on unredeemed income - presumed income	(9)	(4)
Adjustment to expectation of cash flow - Concession assets	(263)	(245)	(242)
Adjustment of contract assets	(940)	(895)	(768)
Adjustment to fair value: Swap - Loss	(210)	(412)	(1,002)
Updating on escrow deposits	(8)	(7)	(6)
Reimbursement of costs - GSF	(274)	(319)
Others	(27)	(15)	(12)
Total	(2,522)	(2,752)	(2,910)
Total, net	2,188	1,503	1,413
Total assets	3,120	2,465	2,453
Total liabilities	R$ (932)	R$ (962)	R$ (1,040)